Note 6 - Leases	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Lessee, Operating Leases and Finance Leases [Text Block]

6. Leases

The Company’s lease portfolio consists primarily of operating leases for office space and equipment with contractual terms expiring from December 2025 to February 2032. Lease contracts may include one or more renewal options that allow the Company to extend the lease term. The exercise of lease options is generally at the discretion of the Company. None of the Company’s leases contain residual value guarantees, substantial restrictions, or covenants. The Company’s leases are substantially within Australia and Canada.

	December 31,
	2024	2023
	A$	A$
Operating lease right-of-use assets:
Non-current	2,468,019	2,662,885
Operating lease liabilities:
Current	900,402	825,475
Non-current	2,365,667	3,179,294
Weighted average remaining lease terms (in years)	6.0	6.3
Weighted average discount rate	4.8%	4.8%

The components of lease income/expense were as follows:

	Year Ended December 31,
	2024	2023
	A$	A$
Fixed payment operating lease expense	421,159	805,481
Short-term lease expense	5,402	0
Sub-lease income	146,858	133,900

The sub-lease income is deemed an operating lease.

The components of the fixed payment operating and short-term lease expense as classified in the consolidated statements of comprehensive income/(loss) are as follows:

	Year Ended December 31,
	2024	2023
	A$	A$
Cost of services	16,527	39,601
Research and development	20,365	138,340
Selling, general and administrative	384,267	627,540
	421,159	805,481

Supplemental cash flow information related to the Company’s leases was as follows:

	Year Ended December 31,
	2024	2023
	A$	A$
Operating cash outflows from operating leases	996,703	979,387

Supplemental non-cash information related to the Company’s leases was as follows:

	Year Ended December 31,
	2024	2023
	A$	A$
Right-of-use assets obtained in exchange for lease liabilities	0	28,353
Right-of-use asset modifications	0	0

Future lease payments are as follows:

	December 31,
	2024	2023
	A$	A$
1 year	1,022,251	488,262
2 years	407,413	998,418
3 years	416,427	1,022,251
4 years	418,875	407,413
5 years	428,300	416,427
Thereafter	960,633	1,807,808
Total future lease payments	3,653,899	5,140,579
Less: imputed interest	(387,830)	(1,135,810)
Total operating lease liabilities	3,266,069	4,004,769
Current	900,402	825,475
Non-current	2,365,667	3,179,294

On March 1, 2024, HRL entered into a tenancy agreement for an office space for a 12-month period in Hamilton, Canada. As of December 31, 2024, the Company has not entered into any operating or finance lease agreements that have not yet commenced.